ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation. Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Consolidation of variable interest entities
Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies." At December 31, 2018, two ultra-deepwater drilling units and one jack-up drilling rig are owned by three wholly-owned subsidiaries of the Company that are accounted for using the equity method.

Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Effective from January 1, 2018, we adopted the new accounting standard ASC Topic 606 "Revenue from Contracts with Customers" using the modified retrospective method, which resulted in no adjustment to our retained earnings on adoption and comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

The Company generates its revenues from the charter hire of its vessels and offshore related assets, and freight billings. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues, profit sharing arrangements, voyage charters and other freight billings.

In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, and canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are either operating or direct financing or sales type leases. Where time charters and bareboat charters are considered operating leases, revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

Rental payments from either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimate is reviewed and updated over the term of the voyage charter contract. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

For our vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when we are considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as within voyage charter income. For revenue sharing agreements that meet the definition of a lease, we account for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.

As detailed in Note 24: Related party transactions, the Company has, or has had, profit sharing arrangements with Frontline Shipping Limited ("Frontline Shipping"), Golden Ocean Group Limited ("Golden Ocean"). The Company also has profit sharing agreements with Deep Sea Supply Shipowning II AS (the “Solstad Charterer”), a wholly owned subsidiary of Solship Invest 3 AS (“Solship”, formerly Deep Sea Supply Plc, or Deep Sea). Amounts receivable under these arrangements are accrued on the basis of amounts earned at the reporting date.

Any contingent elements of rental income, such as profit share and interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents
Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities
Investment in debt and equity securities

Investments in debt and equity securities include share investments and interest-earning listed and unlisted corporate bonds. Any premium paid on their acquisition is amortized over the life of the bond. Investments in debt securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income. Investments in equity securities are recorded at fair value, with unrealized gains and losses recorded in the consolidated statement of operations. If circumstances arise which lead the Company to believe that the issuer of a corporate bond may be unable meet its payment obligations in full, or that the fair value at acquisition of the share investment or corporate bond may otherwise not be fully recoverable, then to the extent that a loss is expected to arise that unrealized loss is recorded as an impairment in the statement of operations, with an adjustment if necessary to any unrealized gains or losses previously recorded in other comprehensive income. In determining whether the Company has an other-than-temporary impairment in its investment in bonds, in addition to the Company’s intention and ability to hold the investments until the market recovers, the Company considers the period of decline, the amount and the severity of the decline and the ability of the investment to recover in the near to medium term. The Company also evaluates if the underlying security provided by the bonds is sufficient to ensure that the decline in fair value of these bonds did not result in an other-than-temporary impairment.

The cost of disposals or reclassifications from other comprehensive income is calculated on an average cost basis, where applicable.

The fair value of unlisted corporate bonds is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

Trade accounts receivable
Trade accounts receivable

The amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for doubtful balances. At each balance sheet date, all potentially uncollectable accounts are assessed individually to determine any allowance for doubtful receivables. At December 31, 2018 and 2017, no provision was made for doubtful receivables.

Inventories	Inventories Inventories are comprised principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in first-out basis.
Vessels and equipment (including operating lease assets)
Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation and, if appropriate, impairment charges. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets and termination of charters".

Office equipment is depreciated at 20% per annum on a reducing balance basis.

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Capitalized interest
Capitalized interest

Interest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period.

Investment in Capital Leases
Investment in direct financing and sales-type leases

Leases (charters) of our vessels where we are the lessor are classified as either direct financing or sales-type leases or operating leases, based on an assessment of the terms of the lease. For charters classified as direct financing leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a direct financing or sales-type lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in direct financing or sales-type leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

If the terms of an existing lease are agreed to be amended, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease had such amended terms been in effect at the lease inception, the amended lease agreement shall be considered to be a new lease agreement over the remainder of its term. If the terms of a direct financing or sales-type lease are amended in a way that does not result in it being treated as a new operating lease agreement, the remaining minimum lease payments and, if appropriate, the estimated residual value will be amended to reflect the revised terms, with a corresponding increase or decrease in unearned income.

Obligations under Capital Lease
Obligations under capital lease

The Company charters-in and out four container vessels on a bareboat basis under long term leasing agreements with corresponding assets classified as investments in direct financing leases. The Company also charters-in seven container vessels through sale and leaseback financing arrangements with corresponding lease assets classified under vessels under capital lease. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period.

Impairment of long-lived assets, including other long-term investments
Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For vessels, such indicators may include historically low spot charter rates and second hand vessel values. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition, taking into account the possibility of any existing medium and long-term charter arrangements being terminated early. If the future expected net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Convertible bonds
Convertible bonds

The Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

A conversion of the bonds at more favorable terms than the original bond is treated as an inducement and the Company recognizes a debt conversion expense equal to the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities or consideration issuable pursuant to the original conversion terms.

Financial Instruments
Financial instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Drydocking provisions
Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation
Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Recently Issued Accounting Standards

Recently Adopted Accounting Standards

In May 2014, issued ASU 2014-09 "Revenue from Contracts with Customers", subsequently amended and collectively Topic 606. The standard replaced almost all existing revenue recognition guidance in U.S. GAAP, with the intention to improve and converge with international standards the financial reporting requirements for revenue from contracts with customers. The core principle of ASC 606 is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. ASC 606 allows for adoption either on a full retrospective basis to each prior reporting period presented or on a modified retrospective basis with the cumulative effect of initially applying the new guidance recognized at the date of initial application, which became effective for the Company beginning January 1, 2018. The majority of vessels are on bareboat or time charters and these continue to be accounted as operating or finance leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.

The Company adopted ASC 606 in the first quarter of fiscal 2018 on a modified retrospective basis with no changes recognized in the prior year comparative financial statements. The adoption of this standard only impacted our vessels operating on voyage charters. For vessels operating on voyage charters, voyage revenues are, under the new revenue standard, recognized over the estimated length of each voyage, calculated on a load-to-discharge basis. Certain voyage expenses, primarily bunker fuel expenses, are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfillment costs under ASC 340 Deferred Costs and Other Assets. ASC 606 has been applied to those voyage contracts that were not completed at the date of initial application. Upon adoption, the cumulative effect of adopting this guidance resulted in a net minor adjustment of $0.1 million to the opening balance of retained earnings as of January 1, 2018 and the Company did not consider this material enough to record. In addition, the adoption of this standard did not have a material impact on the consolidated financial statements of the Company for the year ended December 31, 2018.

In January 2016, the FASB issued ASU 2016-01 "Recognition and Measurement of Financial Assets and Financial Liabilities" to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 particularly relates to the fair value and impairment of equity investments, financial instruments measured at amortized cost, and the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes. ASU 2016-01 became effective for fiscal years and interim periods beginning after December 15, 2017. The Company adopted ASU 2016-01 in the first quarter of fiscal 2018 on a modified retrospective basis, with no changes recognized in the prior year comparatives and a cumulative catch up adjustment recognized in the opening retained earnings. Upon adoption of ASU 2016-01, the Company reclassified approximately $98.8 million of unrealized losses related to its equity investments from accumulated other comprehensive income to retained earnings. As a result of the adoption of this guidance the Company is required to recognize the movement in the fair value of our equity securities in the consolidated statement of operations. For the year ended December 31, 2018, the adoption of the standard resulted in a net unrealized gain of $12.3 million being included in the consolidated statement of operations. The Company anticipates additional volatility to the Company's statements of operations in future periods, due to changes in market prices of the Company's investments in equity securities.

In August 2016, the FASB issued ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments", to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. It addresses the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years with early adoption permitted. The amendments should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The adoption of these amendments did not have a material impact on the consolidated financial statements of the Company for the year ended December 31, 2018.

In November 2016, the FASB issued ASU 2016-18 "Statement of Cash Flows (Topic 230): Restricted Cash", to address diversity in practice that exists in the classification and presentation of changes in restricted cash and require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The standard was effective for fiscal years beginning after December 15, 2017, and interim periods within those years. For the year ended December 31, 2018, restricted cash has been disclosed as part of cash and cash equivalents in the Consolidated Statement of Cash Flows.

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805) - Clarifying the Definition of a Business" which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is required to be applied prospectively and was effective for the Company beginning January 1, 2018. The adoption of ASU 2017-01 did not have a material impact on the consolidated financial statements of the Company for the year ended December 31, 2018.

In May 2017, the FASB issued ASU 2017-09 "Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting" to clarify and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation - Stock Compensation, to a change to the terms or conditions of a share-based payment award. The amendments provide guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting. ASU 2017-09 was effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption was permitted. The adoption of ASU 2017-09 did not have a material impact on the consolidated financial statements of the Company for the year ended December 31, 2018.
RECENTLY ISSUED ACCOUNTING STANDARDS

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-02 "Leases" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 "Leases" to replace the previous Topic 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in Topic 606. ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. Accounting Standards Codification ("ASC") 842 provides a group of practical expedients that allows entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases and (iii) reassess initial direct costs for any existing leases. The Company plans to adopt ASC 842 on January 1, 2019 and has elected the use of the practical expedients. Due to this election, the Company has determined the adoption of ASC 842 will not have a material impact on the consolidated financial statements.

In December 2018, the FASB issued ASU No. 2018-20 "Leases (Topic 842): Narrow-Scope Improvements for Lessors" to address issues facing lessors when applying the leases standard. The amendments addresses the following issues (i) Sales taxes and other similar taxes collected from lessees, which permits lessors, as an accounting policy election, to not evaluate whether certain sales taxes and other similar taxes are lessor costs or lessee costs. Instead, those lessors will account for those costs as if they are lessee costs and exclude the costs from being reported as lease revenue with an associated expense. (ii) Certain lessor costs paid directly by lessees, whereby certain lessor costs require lessors to exclude from variable payments, and therefore revenue, lessor costs paid by lessees directly to third parties. The amendments also require lessors to account for costs excluded from the consideration of a contract that are paid by the lessor and reimbursed by the lessee as variable payments. A lessor will record those reimbursed costs as revenue. (iii) Recognition of variable payments for contracts with lease and non-lease components. The amendments relate to recognizing variable payments for contracts with lease and non-lease components require lessors to allocate (rather than recognize as currently required in the new leases standard) certain variable payments to the lease and non-lease components when the changes in facts and circumstances on which the variable payment is based occur. After the allocation, the amount of variable payments allocated to the lease components will be recognized as income in profit or loss in accordance with the new leasing guidance, while the amount of variable payments allocated to non-lease components will be recognized in accordance with other accounting guidance, such as revenue from contracts with customers. ASU 2018-20 is effective for fiscal years and interim periods beginning after December 15, 2018. The Company has determined the adoption of ASU 2018-20 will not have a material impact on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments - Credit Losses" to introduce new guidance for the accounting for credit losses on instruments within its scope. ASU 2016-13 requires among other things, the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-13 on its consolidated financial position, results of operations and cash flows.

In March 2017, the FASB issued ASU 2017-08 "Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities" to amend the amortization period for certain purchased callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In August 2017, the FASB issued ASU 2017-12 "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities", to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results. The amendments also simplify the application of hedge accounting in certain situations. ASU 2017-12 is effective for fiscal years and interim periods beginning after December 15, 2018. The Company has not elected to early adopt. The effect of the adoption of ASU 2017-12 will be that $34.4 thousand of hedge ineffectiveness losses will be reclassified from retained earnings to other comprehensive income.

In July 2018, the FASB issued ASU 2018-10 "'Codification Improvements to Topic 842, Leases" to provide amendments that affect narrow aspects of the guidance issued in the amendments in ASU 2016-02 including those regarding residual value guarantees, rate implicit in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase option, variable lease payments that depend on an index or a rate, investment tax credits, lease term and purchase option, transition guidance for amounts previously recognized in business combinations, certain transition adjustments, transition guidance for leases previously classified as capital leases under Topic 840, transition guidance for modifications to leases previously classified as direct financing or sales-type leases under Topic 840, transition guidance for sale and leaseback transactions, impairment of net investment in the lease, unguaranteed residual asset, effect of initial direct costs on rate implicit in the lease, and failed sale and leaseback transactions. ASU 2018-10 is effective for fiscal years and interim periods beginning after December 15, 2018. The Company does not expect that the adoption of ASU 2018-10 will have a material effect on the consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-16 "Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes." In the United States, eligible benchmark interest rates under Topic 815 are interest rates on direct Treasury obligations of the U.S. government (UST), the London Interbank Offered Rate (LIBOR) swap rate, and the Overnight Index Swap (OIS) Rate based on the Federal Funds Effective Rate. When the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, in August 2017, it introduced the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate as the fourth permissible U.S. benchmark rate. The new ASU adds the OIS rate based on SOFR as a U.S. benchmark interest rate to facilitate the LIBOR to SOFR transition and provide sufficient lead time for entities to prepare for changes to interest rate risk hedging strategies for both risk management and hedge accounting purposes. ASU 2018-16 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company is currently assessing the impact of ASU 2018-16 on the consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-18 "Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606", which defines a collaborative arrangement as a contractual arrangement under which two or more parties actively participate in a joint operating activity and are exposed to significant risks and rewards that depend on the activity’s commercial success. The ASU provides guidance on how to assess whether certain transactions between collaborative arrangement participants should be accounted for within the revenue recognition standard.

The ASU also provides more comparability in the presentation of revenue for certain transactions between collaborative arrangement participants. It accomplishes this by allowing organizations to only present units of account in collaborative arrangements that are within the scope of the revenue recognition standard together with revenue accounted for under the revenue recognition standard. The parts of the collaborative arrangement that are not in the scope of the revenue recognition standard should be presented separately from revenue accounted for under the revenue recognition standard. ASU 2018-18 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company does not expect that the adoption of ASU 2018-18 will have a material effect on the consolidated financial statements.

Also in November 2018, the FASB issued ASU No. 2018-19 "Codification Improvements to Topic 326, Financial Instruments-Credit Losses" to provide new guidance to mitigate the transition complexity by requiring entities other than public business entities, including not-for-profit organizations and certain employee benefit plans, to implement the credit losses standard issued in 2016, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. This aligns the implementation date for their annual financial statements with the implementation date for their interim financial statements. The guidance also clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the leases standard. ASU 2018-19 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company is currently assessing the impact of ASU 2018-19 on the consolidated financial statements.